Shareholder Report, Holdings (Details) - GoodHaven Fund	May 31, 2024
United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Builders FirstSource, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
EXOR NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Lennar Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
TerraVest Industries, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Finance and Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Retail Trade [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Construction [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Wholesale Trade [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Banks-Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
General Building Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Investment Management [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Industrial Conglomerate [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Home Builder [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%